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                          DOW TARGET VARIABLE FUND LLC


                    SUPPLEMENT DATED NOVEMBER 1, 1999 TO THE
                       PROSPECTUS DATED SEPTEMBER 1, 1999


On November 1, 1999, Dow Jones & Company, Inc. removed the following companies from the Dow Jones Industrial Average:

          Chevron Corporation
          Goodyear Tire & Rubber Company
          Sears, Roebuck & Company
          Union Carbide Corporation


Those four companies were replaced in the DJIA by the following:

          The Home Depot, Inc.
          Intel Corporation
          Microsoft Corporation
          SBC Communications, Inc.


The list of DJIA companies on page 4 of the prospectus is changed accordingly.